The Brinsmere Fund - Growth ETF
Schedule of Investments
June 30, 2026 (Unaudited)

EXCHANGE TRADED FUNDS - 99.7%	Shares		Value
Alternatives - 2.3%
iMGP DBi Managed Futures Strategy ETF	286,177		$ 8,759,878

Commodities - 2.0%
SPDR Gold MiniShares Trust (a)	99,471		7,899,987

Domestic Equity - 49.8%
Invesco RAFI US 1000 ETF	477,346		25,791,004
Invesco S&P 500 Momentum ETF	191,226		30,890,648
State Street SPDR Portfolio S&P 400 Mid Cap ETF	218,528		14,763,752
State Street SPDR Portfolio S&P 500 ETF	504,127		44,302,681
State Street SPDR Portfolio S&P 600 Small Cap ETF	426,129		24,574,859
Vanguard Growth ETF	251,148		21,633,889
Vanguard Mega Cap Growth ETF	235,300		20,685,223
Vanguard Small-Cap Growth ETF	24,420		8,930,394
			191,572,450

Domestic Fixed Income - 21.0%
iShares 0-1 Year Treasury Bond ETF	170,044		18,764,355
Vanguard Intermediate-Term Corporate Bond ETF	165,429		13,672,707
Vanguard Intermediate-Term Treasury ETF	339,292		20,011,442
Vanguard Long-Term Treasury ETF	83,654		4,616,028
Vanguard Short-Term Inflation-Protected Securities ETF	107,827		5,416,150
Xtrackers USD High Yield Corporate Bond ETF	500,159		18,265,807
			80,746,489

Foreign Equity - 24.6%
Avantis International Small Cap Value ETF	111,286		11,468,022
Columbia EM Core ex-China ETF	206,864		10,938,968
Dimensional Emerging Markets Value ETF	277,993		11,861,155
Dimensional International Core Equity 2 ETF	327,259		12,193,671
Dimensional International Value ETF	225,216		12,166,168
iShares MSCI EAFE Min Vol Factor ETF	131,899		11,568,861
Schwab Fundamental International Equity ETF	225,554		11,900,229
Vanguard FTSE Developed Markets ETF	176,154		12,550,973
			94,648,047
TOTAL EXCHANGE TRADED FUNDS (Cost $359,414,588)			383,626,851

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.3%	Shares		Value
First American Treasury Obligations Fund - Class X, 3.58% (b)	1,338,438		1,338,438
TOTAL MONEY MARKET FUNDS (Cost $1,338,438)			1,338,438

TOTAL INVESTMENTS - 100.0% (Cost $360,753,026)			384,965,289
Liabilities in Excess of Other Assets - (0.0)% (c)		(0.00028)	(106,794)
TOTAL NET ASSETS - 100.0%			$ 384,858,495

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

The Brinsmere Fund - Growth ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$ 383,626,851	$ –	$ –	$ 383,626,851
Money Market Funds	1,338,438	–	–	1,338,438
Total Investments	$ 384,965,289	$ –	$ –	$ 384,965,289

Refer to the Schedule of Investments for further disaggregation of investment categories.